UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 29, 2008

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments May 31, 2007(unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.5%)
	Basic Energy(45.6%)
	Integrated Oil (15.4%)
125,000	Chevron Corp.	$10,186,250
92,000	ConocoPhillips	7,123,560
135,000	Exxon Mobil Corp.	11,227,950
37,000	Hess Corp.	2,191,140
77,000	Murphy Oil Corp.	4,543,000
		35,271,900
	Oil & Gas Pipelines (2.4%)
170,908	Williams Companies, Inc. (The)	5,428,038

	Oil & Gas Production (18.1%)
55,000	Apache Corp.	4,441,250
157,597	Chesapeake Energy Corp.	5,493,831
59,721	Devon Energy Corp.	4,585,378
43,000	EOG Resources, Inc.	3,306,700
81,000	Occidental Petroleum Corp.	4,452,570
75,000	Quicksilver Resources Inc.*	3,336,750
120,000	Ultra Petroleum Corp. (Canada)*	7,365,600
143,346	XTO Energy, Inc.	8,315,501
		41,297,580
	Oil Refining/Marketing (9.7%)
75,000	Marathon Oil Corp.	9,285,750
37,090	Sunoco, Inc.	2,956,444
82,000	Tesoro Corp.	5,074,160
66,116	Valero Energy Corp.	4,933,576
		22,249,930

	Total Basic Energy	104,247,448

	Energy Development & Technology (26.7%)
	Contract Drilling (11.0%)
60,000	ENSCO International Inc.	3,634,200
68,000	GlobalSantaFe Corp. (Cayman Islands)	4,644,400
110,000	Nabors Industries, Ltd. (Bermuda)*	3,843,400
48,001	Noble Corp. (Cayman Islands)	4,434,812
91,975	Rowan Companies, Inc.	3,631,173
50,000	Transocean Inc. (Cayman Islands)*	4,912,000
		25,099,985
	Oilfield Services/Equipment (15.8%)
180,000	Halliburton Co.	6,471,000
145,000	Input/Output, Inc.*	2,324,350
31,617	National Oilwell-Varco, Inc.*	2,986,226
140,252	Schlumberger Ltd. (Netherlands Antilles)	10,921,423
128,344	Smith International, Inc.	7,124,375
157,039	Superior Well Services, Inc.*	4,070,451
40,000	Weatherford International Ltd. (Bermuda)*	2,173,600
		36,071,425

	Total Energy Development & Technology	61,171,410

	Industrial Services (3.4%)
	Engineering & Construction
200,000	Chicago Bridge & Iron Company N.V. (Netherlands)	7,792,000

	Metal & Basic Materials (19.8%)
	Chemicals: Agricultural (1.4%)
50,626	Monsanto Co.	3,118,562

	Chemicals: Major Diversified (1.3%)
65,000	Dow Chemical Co. (The)	2,949,700

	Coal (2.9%)
125,000	Peabody Energy Corp.	6,755,000

	Other Metals/Minerals (2.1%)
80,000	Anglo American PLC (ADR) (United Kingdom)	2,425,600
40,000	Xstrata PLC	2,298,268
		4,723,868
	Precious Metals (5.1%)
80,000	Barrick Gold Corp. (Canada)	2,330,400
100,000	Freeport-McMoRan Copper & Gold, Inc.	7,870,000
115,000	Kinross Gold Corp. (Canada)*	1,534,100
		11,734,500
	Pulp & Paper (7.0%)
185,346	International Paper Co.	7,260,003
250,000	MeadWestvaco Corp.	8,750,000
		16,010,003

	Total Metals & Basic Materials	45,291,633

	TOTAL COMMON STOCKS (Cost $115,141,168)	218,502,491

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (4.5%)
	REPURCHASE AGREEMENT
$10,210	Joint repurchase agreement account 5.29% due 06/01/07 (dated 05/31/07; proceeds $10,211,500)(a) (Cost $ 10,210,000)		10,210,000

	TOTAL INVESTMENTS (Cost $125,351,168)(b)	100.0%	228,712,491
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	98,729
	NET ASSETS	100.0%	$228,811,220

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $103,684,083 and the aggregate gross unrealized depreciation is $322,760, resulting in net unrealized appreciation of $103,361,323.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007